EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Trip's shareholders	$ 1,006	¥ 7,011	¥ 1,112	¥ 2,155
Eliminate the dilutive effect of interest expense of convertible notes | ¥		373		52
Numerator for diluted earnings per share | ¥		¥ 7,384	¥ 1,112	¥ 2,207
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	70,983,996	70,983,996	68,403,426	66,300,808
Dilutive effect of share options	1,976,959	1,976,959	2,521,197	2,978,969
Dilutive effect of convertible notes	7,283,059	7,283,059		2,345,083
Dilutive effect of convertible notes sold warrants				151,033
Denominator for diluted earnings per ordinary share	80,244,014	80,244,014	70,924,623	71,775,893
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	1,976,959	1,976,959	12,125,745	8,381,174
Convertible Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share			9,604,548	8,281,479
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	1,976,959	1,976,959	2,521,197	99,695
Ordinary shares
Denominator:
Basic earnings (in RMB per share) | (per share)	$ 14.19	¥ 98.78	¥ 16.25	¥ 32.51
Diluted earnings (in RMB per share) | (per share)	13.22	92.02	15.67	30.75
ADS
Denominator:
Basic earnings (in RMB per share) | (per share)	1.77	12.35	2.03	4.06
Diluted earnings (in RMB per share) | (per share)	$ 1.65	¥ 11.50	¥ 1.96	¥ 3.84